Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Mar. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	€ 138,986	€ 94,775
Prepayments and other receivables	2,168	59,078
Other taxes	457	607
Total current assets	141,611	154,460
Property, plant and equipment	15,780	16,240
Investments in financial assets	621	621
Total assets	158,012	171,321
Equity
Equity attributable to owners of the Company	59,007	67,064
Non-controlling interests	(306)	(384)
Total equity	58,701	66,680
Current liabilities
Borrowings	2,576	2,500
Lease liabilities	1,510	1,387
Derivative financial instruments	593	1,263
Trade payables	276	392
Current income tax liability	0	0
Social securities and other taxes	1,462	1,118
Deferred income	5,835	5,641
Other current liabilities	4,908	8,687
Total current liabilities	17,160	20,988
Borrowings	3,903	4,271
Lease liabilities	13,431	13,813
Deferred income	64,817	65,569
Total liabilities	99,311	104,641
Total equity and liabilities	€ 158,012	€ 171,321